Janus Henderson Global Technology and Innovation Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
MSCI All Country World Information Technology IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.37%	17.13%	21.59%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.50%	11.97%	20.30%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	22.82%	12.54%	20.19%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.42%	13.09%	20.80%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.95%	13.56%	21.31%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.05%	13.66%		21.49%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.19%	11.33%	18.98%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	10.37%	17.51%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.77%	13.39%	21.13%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	Since the inception of Class N Shares on January 27, 2017.